RECLAMATION AND REMEDIATION LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Reclamation And Remediation Liabilities [Abstract]
Disclosure of detailed information about changes in the reclamation and remediation liability [Table Text Block]
Water Treatment, General Site Maintenance and Environmental Monitoring	$
Liability balance at December 31, 2020	42,687,825
Reclamation spending	(1,585,396)
Accretion expenses	787,859
Reclamation adjustment	(424,038)
Liability balance at December 31, 2021	41,466,250
Reclamation spending	(1,084,475)
Accretion expenses	1,013,585
Reclamation adjustment	(15,864,249)
Balance at December 31, 2022	25,531,111

Disclosure of detailed information about current and non current portion of reclamation explanatory [Table Text Block]
	December 31, 2022	December 31, 2021
Current reclamation and remediation liability	$1,623,564	$1,875,298
Non-current reclamation and remediation liability	23,907,547	39,590,952
Total reclamation and remediation liability	$25,531,111	$41,466,250

Disclosure of detailed information about reclamation and remediation bonds [Table Text Block]
Reclamation and Remediation Bonds	December 31, 2022	December 31, 2021
Idaho Department of Lands	2,918,829	2,893,829
Idaho Department of Environmental Quality	100,000	100,000
Bureau of Land Management - Idaho State Office	631,400	631,400
Total	$3,650,229	$3,625,229